Warrants (Details 2) - Warrants [Member] - $ / shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Line Items]
Outstanding, Beginning Balance	1,000,000
Granted
Option, Forfeited (in shares)
Option, Exercised (in shares)
Option, Redeemed (in shares)
Outstanding, Ending Balance	1,000,000
Weighted Average Exercise Price, Beginning Balance	$ 2.20	$ 2.20
Weighted Average Exercise Price, Ending Balance	$ 2.20	$ 2.20